Property and Equipment	12 Months Ended
Dec. 31, 2017
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Property and Equipment

11. Property and Equipment

	Engineering Equipment $	Office Equipment $	Leasehold Improvements $	Assets under Finance Leases $	Other $	Total $

Cost
December 31, 2015	129.0	70.7	130.9	2.2	31.7	364.5
Additions	15.8	12.0	27.7	-	3.2	58.7
Additions arising on acquisitions	15.7	6.2	28.5	0.8	3.2	54.4
Disposals	(27.1)	(5.9)	(18.7)	(0.6)	(4.2)	(56.5)
Transfers	1.4	0.5	(0.5)	(1.4)	(0.1)	(0.1)
Impact of foreign exchange	(2.9)	(1.5)	(1.0)	(0.1)	(0.7)	(6.2)

December 31, 2016	131.9	82.0	166.9	0.9	33.1	414.8
Additions	21.2	6.8	29.4	-	4.7	62.1
Additions arising on acquisitions	0.2	0.1	0.5	-	-	0.8
Disposals	(33.4)	(24.9)	(16.4)	(0.8)	(3.0)	(78.5)
Transfers	0.1	(0.8)	0.2	-	0.5	-
Impact of foreign exchange	(3.3)	(1.6)	(5.1)	-	(1.5)	(11.5)

December 31, 2017	116.7	61.6	175.5	0.1	33.8	387.7

Accumulated depreciation
December 31, 2015	82.3	45.1	61.2	0.9	16.9	206.4
Current year depreciation	17.6	8.4	22.2	0.2	2.8	51.2
Disposals	(25.5)	(5.2)	(17.5)	(0.3)	(3.1)	(51.6)
Transfers	0.7	-	(0.1)	(0.6)	-	-
Impact of foreign exchange	(2.0)	(2.7)	(0.9)	(0.1)	0.6	(5.1)

December 31, 2016	73.1	45.6	64.9	0.1	17.2	200.9
Current year depreciation	18.2	7.6	26.7	-	2.1	54.6
Disposals	(32.7)	(25.4)	(15.9)	(0.1)	(2.6)	(76.7)
Impact of foreign exchange	(1.2)	(0.2)	(1.6)	-	(0.7)	(3.7)

December 31, 2017	57.4	27.6	74.1	-	16.0	175.1

Net book value
December 31, 2016	58.8	36.4	102.0	0.8	15.9	213.9

December 31, 2017	59.3	34.0	101.4	0.1	17.8	212.6

Leasehold improvements includes construction work in progress of $3.5 (2016 – $2.5) on which depreciation has not started. The Company entered into finance leases for certain office and automotive equipment.

Included in the Other category is automotive equipment, buildings, land, and fractional ownership of an aircraft.